Columbia Variable Portfolio – Dividend Opportunity Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 94.8%
Issuer	Shares	Value ($)
Communication Services 4.3%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	603,000	17,028,720
Verizon Communications, Inc.	275,700	12,117,015
Total		29,145,735
Media 1.2%
Comcast Corp., Class A	365,700	11,490,294
Total Communication Services		40,636,029
Consumer Discretionary 8.1%
Automobiles 0.8%
Ford Motor Co.	635,700	7,602,972
Distributors 1.0%
Genuine Parts Co.	69,900	9,688,140
Hotels, Restaurants & Leisure 2.5%
Darden Restaurants, Inc.	47,100	8,965,956
McDonald’s Corp.	23,200	7,050,248
Starbucks Corp.	85,700	7,250,220
Total		23,266,424
Specialty Retail 3.8%
Best Buy Co., Inc.	107,500	8,129,150
Gap, Inc. (The)	446,100	9,542,079
Home Depot, Inc. (The)	43,900	17,787,841
Total		35,459,070
Total Consumer Discretionary		76,016,606
Consumer Staples 9.8%
Beverages 3.0%
Coca-Cola Co. (The)	189,500	12,567,640
PepsiCo, Inc.	111,100	15,602,884
Total		28,170,524
Consumer Staples Distribution & Retail 0.4%
Target Corp.	48,300	4,332,510
Food Products 1.5%
Bunge Global SA	87,300	7,093,125
ConAgra Foods, Inc.	373,000	6,829,630
Total		13,922,755
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.4%
Procter & Gamble Co. (The)	87,000	13,367,550
Tobacco 3.5%
Altria Group, Inc.	158,200	10,450,692
Philip Morris International, Inc.	137,500	22,302,500
Total		32,753,192
Total Consumer Staples		92,546,531
Energy 8.1%
Oil, Gas & Consumable Fuels 8.1%
Chevron Corp.	120,200	18,665,858
Coterra Energy, Inc.	171,300	4,051,245
Exxon Mobil Corp.	303,600	34,230,900
Kinder Morgan, Inc.	310,500	8,790,255
Valero Energy Corp.	64,900	11,049,874
Total		76,788,132
Total Energy		76,788,132
Financials 21.0%
Banks 11.1%
Bank of America Corp.	382,500	19,733,175
Citigroup, Inc.	159,200	16,158,800
JPMorgan Chase & Co.	113,000	35,643,590
Truist Financial Corp.	162,000	7,406,640
U.S. Bancorp	242,400	11,715,192
Wells Fargo & Co.	166,900	13,989,558
Total		104,646,955
Capital Markets 6.5%
Blackrock, Inc.	7,900	9,210,373
Blackstone, Inc.	44,000	7,517,400
CME Group, Inc.	39,800	10,753,562
Goldman Sachs Group, Inc. (The)	34,100	27,155,535
Invesco Ltd.	276,900	6,352,086
Total		60,988,956
Insurance 2.2%
American Financial Group, Inc.	72,600	10,579,272
MetLife, Inc.	122,100	10,057,377
Total		20,636,649

Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 1.2%
Starwood Property Trust, Inc.	575,500	11,147,435
Total Financials		197,419,995
Health Care 12.8%
Biotechnology 4.0%
AbbVie, Inc.	129,600	30,007,584
Amgen, Inc.	25,600	7,224,320
Total		37,231,904
Health Care Equipment & Supplies 1.3%
Medtronic PLC	130,300	12,409,772
Health Care Providers & Services 2.0%
CVS Health Corp.	159,800	12,047,322
UnitedHealth Group, Inc.	20,200	6,975,060
Total		19,022,382
Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.	118,600	5,348,860
Johnson & Johnson	124,300	23,047,706
Merck & Co., Inc.	186,300	15,636,159
Pfizer, Inc.	294,700	7,508,956
Total		51,541,681
Total Health Care		120,205,739
Industrials 8.5%
Aerospace & Defense 2.9%
Lockheed Martin Corp.	25,000	12,480,250
RTX Corp.	88,600	14,825,438
Total		27,305,688
Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	33,600	2,806,608
Building Products 0.6%
Johnson Controls International PLC	54,500	5,992,275
Ground Transportation 0.9%
Union Pacific Corp.	36,000	8,509,320
Industrial Conglomerates 1.4%
3M Co.	82,700	12,833,386
Machinery 1.7%
Common Stocks (continued)
Issuer	Shares	Value ($)
PACCAR, Inc.	70,400	6,921,728
Stanley Black & Decker, Inc.	124,700	9,268,951
Total		16,190,679
Passenger Airlines 0.7%
Southwest Airlines Co.	206,300	6,583,033
Total Industrials		80,220,989
Information Technology 11.0%
Communications Equipment 2.7%
Cisco Systems, Inc.	370,000	25,315,400
Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	176,200	14,453,686
IT Services 2.8%
International Business Machines Corp.	93,300	26,325,528
Semiconductors & Semiconductor Equipment 2.6%
Broadcom, Inc.	31,500	10,392,165
Microchip Technology, Inc.	63,300	4,065,126
Texas Instruments, Inc.	55,500	10,197,015
Total		24,654,306
Technology Hardware, Storage & Peripherals 1.4%
Hewlett Packard Enterprise Co.	283,600	6,965,216
Seagate Technology Holdings PLC	24,500	5,783,470
Total		12,748,686
Total Information Technology		103,497,606
Materials 2.1%
Chemicals 1.2%
LyondellBasell Industries NV, Class A	97,700	4,791,208
Nutrien Ltd.	121,800	7,150,878
Total		11,942,086
Containers & Packaging 0.9%
International Paper Co.	176,800	8,203,520
Total Materials		20,145,606
Real Estate 3.9%
Health Care REITs 0.4%
Welltower, Inc.	23,500	4,186,290
Office REITs 0.8%
BXP, Inc.	96,400	7,166,376
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 1.5%
Brixmor Property Group, Inc.	179,000	4,954,720
Simon Property Group, Inc.	51,700	9,702,539
Total		14,657,259
Specialized REITs 1.2%
Digital Realty Trust, Inc.	63,300	10,943,304
Total Real Estate		36,953,229
Utilities 5.2%
Electric Utilities 2.7%
NextEra Energy, Inc.	48,800	3,683,912
Southern Co. (The)	124,000	11,751,480
Xcel Energy, Inc.	120,600	9,726,390
Total		25,161,782
Gas Utilities 1.0%
UGI Corp.	276,900	9,209,694
Multi-Utilities 1.5%
DTE Energy Co.	63,300	8,952,519
Public Service Enterprise Group, Inc.	65,900	5,500,014
Total		14,452,533
Total Utilities		48,824,009
Total Common Stocks (Cost $663,592,258)		893,254,471

Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.7%
Welltower OP LLC(a)
07/15/2029	3.125%	4,500,000	6,608,250
Total Convertible Bonds (Cost $4,500,000)			6,608,250

Convertible Preferred Stocks 3.4%
Issuer		Shares	Value ($)
Financials 1.2%
Capital Markets 0.7%
Ares Management Corp.	6.750%	125,400	6,243,666
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financial Services 0.5%
Apollo Global Management, Inc.	6.750%	64,000	4,514,845
Total Financials			10,758,511
Industrials 0.4%
Aerospace & Defense 0.4%
Boeing Co. (The)	6.000%	59,950	4,164,127
Total Industrials			4,164,127
Information Technology 1.3%
Semiconductors & Semiconductor Equipment 0.6%
Microchip Technology, Inc.	7.500%	87,000	5,135,610
Technology Hardware, Storage & Peripherals 0.7%
Hewlett Packard Enterprise Co.	7.625%	99,110	6,786,640
Total Information Technology			11,922,250
Utilities 0.5%
Electric Utilities 0.5%
Nextera Energy, Inc.	7.234%	102,000	4,796,040
Total Utilities			4,796,040
Total Convertible Preferred Stocks (Cost $27,033,135)			31,640,928

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	10,246,026	10,242,953
Total Money Market Funds (Cost $10,243,015)		10,242,953
Total Investments in Securities (Cost: $705,368,408)		941,746,602
Other Assets & Liabilities, Net		296,649
Net Assets		942,043,251

Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $6,608,250, which represents 0.70% of total net assets.

(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	16,280,383	68,558,166	(74,595,464)	(132)	10,242,953	(499)	414,808	10,246,026
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Dividend Opportunity Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7005_12_D01_(11/25)